SUBSEQUENT EVENTS (Details) - USD ($)								9 Months Ended		12 Months Ended
	Nov. 13, 2023	Oct. 13, 2023	Sep. 12, 2023	Aug. 11, 2023	Jul. 12, 2023	Jun. 12, 2023	May 12, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Aug. 12, 2024
SUBSEQUENT EVENTS
Cash deposited in trust account								$ 450,000	$ 960,000	$ 1,330,000
Aggregate investment											$ 2,585,200
Share price											$ 11.50
Extension Promissory Note | Sponsor
SUBSEQUENT EVENTS
Cash deposited in trust account	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000	$ 160,000